Form N-1A Cover	Mar. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TORTOISE CAPITAL SERIES TRUST
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 30, 2026
Prospectus Date	Mar. 30, 2026